Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables And Accruals [Abstract]
Accrued payroll and welfare	¥ 95,816		¥ 83,190
Freight payable	68,197		70,656
Deposit from suppliers	27,483		30,755
Installation fee payables	18,957		25,714
Product warranty	28,796		22,420
Marketing and promotion expenses	25,709		18,476
Payment for purchase of property	17,647		15,624
Other tax payable	9,954		15,354
Professional fee payables	5,143		9,188
Refund liabilities	6,320		7,707
Other current liabilities	69,254		39,804
Total	373,276		338,888
Less: non-current portion	(7,558)		(3,400)
Accrued expenses and other liabilities-current portion	¥ 365,718	$ 57,390	¥ 335,488